Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
September 30, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 99.8%
Security	Shares	Value
Aerospace & Defense — 1.7%
Airbus SE(1)	58,150	$ 7,783,289
General Dynamics Corp.(1)	5,823	1,286,708
L3Harris Technologies, Inc.(1)	6,745	1,174,439
Northrop Grumman Corp.(1)	1,439	633,434
RTX Corp.(1)	32,105	2,310,597
Safran S.A.	10,087	1,580,725
Textron, Inc.(1)	16,487	1,288,294
		$ 16,057,486
Air Freight & Logistics — 0.4%
Deutsche Post AG(1)	74,966	$ 3,041,784
Expeditors International of Washington, Inc.(1)	3,871	443,733
		$ 3,485,517
Automobile Components — 0.5%
Aptiv PLC(1)(2)	8,742	$ 861,874
Denso Corp.	187,200	3,003,788
Yokohama Rubber Co., Ltd. (The)	52,300	1,088,394
		$ 4,954,056
Automobiles — 3.5%
Bayerische Motoren Werke AG	43,980	$ 4,466,921
Honda Motor Co., Ltd.	74,400	836,977
Isuzu Motors, Ltd.	58,000	729,153
Mazda Motor Corp.	26,000	295,217
Mercedes-Benz Group AG(1)	53,889	3,750,498
Stellantis NV	286,959	5,494,813
Tesla, Inc.(1)(2)	63,578	15,908,487
Toyota Motor Corp.	64,500	1,157,151
		$ 32,639,217
Banks — 4.4%
Bank of America Corp.(1)	50,000	$ 1,369,000
BNP Paribas S.A.(1)	94,000	5,977,110
Citigroup, Inc.(1)	6,447	265,165
Credit Agricole S.A.(1)	88,088	1,083,025
Fifth Third Bancorp(1)	36,006	912,032
HSBC Holdings PLC(1)	700,000	5,477,768
Huntington Bancshares, Inc.(1)	87,053	905,351
ING Groep NV(1)	331,336	4,367,031
Intesa Sanpaolo SpA	2,042,702	5,231,803
JPMorgan Chase & Co.(1)	44,825	6,500,522
KBC Group NV	22,722	1,414,594
Security	Shares	Value
Banks (continued)
KeyCorp(1)	74,715	$ 803,933
Lloyds Banking Group PLC	2,000,000	1,074,788
NatWest Group PLC	464,285	1,328,113
Nordea Bank Abp	90,000	988,055
PNC Financial Services Group, Inc. (The)(1)	6,406	786,465
Resona Holdings, Inc.	55,000	304,105
Standard Chartered PLC	160,392	1,475,210
Truist Financial Corp.(1)	21,845	624,985
		$ 40,889,055
Beverages — 1.8%
Asahi Group Holdings, Ltd.	14,400	$ 537,906
Coca-Cola Co. (The)(1)	28,606	1,601,364
Constellation Brands, Inc., Class A(1)	28,994	7,287,062
Heineken Holding NV	24,773	1,866,923
Heineken NV	7,692	678,138
Kirin Holdings Co., Ltd.	54,500	763,024
PepsiCo, Inc.(1)	24,025	4,070,796
		$ 16,805,213
Biotechnology — 1.5%
AbbVie, Inc.(1)	26,528	$ 3,954,264
Amgen, Inc.(1)	16,600	4,461,416
BioMarin Pharmaceutical, Inc.(1)(2)	9,584	847,992
Gilead Sciences, Inc.(1)	65,372	4,898,978
		$ 14,162,650
Broadline Retail — 3.5%
Amazon.com, Inc.(1)(2)	224,714	$ 28,565,644
Next PLC(1)	41,584	3,688,152
Prosus NV	18,666	550,013
		$ 32,803,809
Building Products — 0.4%
Daikin Industries, Ltd.	26,200	$ 4,107,417
		$ 4,107,417
Capital Markets — 1.4%
3i Group PLC	112,500	$ 2,831,696
CME Group, Inc.(1)	1,503	300,931
Moody's Corp.(1)	9,981	3,155,693
S&P Global, Inc.(1)	9,242	3,377,119
St. James's Place PLC(1)	160,504	1,619,318
UBS Group AG	90,256	2,223,203
		$ 13,507,960

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Chemicals — 2.3%
Air Liquide S.A.	36,478	$ 6,144,044
Air Products and Chemicals, Inc.(1)	17,229	4,882,699
BASF SE(1)	21,421	969,620
Corteva, Inc.(1)	4,706	240,759
Daicel Corp.(1)	50,400	421,638
Dow, Inc.(1)	4,706	242,641
Eastman Chemical Co.(1)	20,943	1,606,747
Linde PLC(1)	2,800	1,041,759
Mitsubishi Gas Chemical Co., Inc.	18,200	244,626
Nitto Denko Corp.	22,800	1,495,119
Shin-Etsu Chemical Co., Ltd.	109,000	3,165,975
Sumitomo Chemical Co., Ltd.	10,700	29,103
Toray Industries, Inc.	56,000	291,372
Tosoh Corp.	85,900	1,101,332
		$ 21,877,434
Commercial Services & Supplies — 0.3%
SECOM Co., Ltd.	29,900	$ 2,028,439
Waste Management, Inc.(1)	3,330	507,625
		$ 2,536,064
Communications Equipment — 1.2%
Cisco Systems, Inc.(1)	194,533	$ 10,458,094
Nokia Oyj	200,000	752,014
		$ 11,210,108
Construction & Engineering — 0.2%
Ferrovial SE	59,598	$ 1,821,135
		$ 1,821,135
Construction Materials — 0.4%
CRH PLC	62,332	$ 3,436,622
		$ 3,436,622
Consumer Finance — 0.4%
American Express Co.(1)	22,280	$ 3,323,953
Navient Corp.(1)	28,416	489,324
		$ 3,813,277
Consumer Staples Distribution & Retail — 1.1%
Costco Wholesale Corp.(1)	8,600	$ 4,858,656
Koninklijke Ahold Delhaize NV	94,107	2,836,355
Seven & i Holdings Co., Ltd.	33,700	1,319,361
Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Target Corp.(1)	7,168	$ 792,566
Walmart, Inc.(1)	5,517	882,334
		$ 10,689,272
Containers & Packaging — 0.2%
Smurfit Kappa Group PLC	44,508	$ 1,473,825
		$ 1,473,825
Distributors — 0.2%
LKQ Corp.(1)	34,009	$ 1,683,786
		$ 1,683,786
Diversified Telecommunication Services — 0.6%
Deutsche Telekom AG(1)	244,879	$ 5,136,776
United Internet AG(3)	32,975	704,833
		$ 5,841,609
Electric Utilities — 1.2%
Acciona S.A.	8,786	$ 1,118,940
Chubu Electric Power Co., Inc.	31,500	400,991
Edison International(1)	40,471	2,561,410
Iberdrola S.A.(1)	633,684	7,087,406
Tokyo Electric Power Co. Holdings, Inc.(2)	40,600	181,102
		$ 11,349,849
Electrical Equipment — 0.9%
ABB, Ltd.(1)	103,575	$ 3,696,921
Accelleron Industries AG	5,372	139,244
Fujikura, Ltd.	69,000	554,463
Legrand S.A.(1)	47,726	4,385,365
		$ 8,775,993
Electronic Equipment, Instruments & Components — 1.1%
Alps Alpine Co., Ltd.	82,200	$ 712,610
Citizen Watch Co., Ltd.	164,000	1,008,805
Corning, Inc.(1)	7,504	228,647
Halma PLC	50,000	1,178,036
Kyocera Corp.	44,900	2,276,327
Omron Corp.	12,000	534,017
Taiyo Yuden Co., Ltd.	51,500	1,391,509
TDK Corp.	79,900	2,953,924
		$ 10,283,875
Entertainment — 1.6%
Electronic Arts, Inc.(1)	30,496	$ 3,671,718

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Entertainment (continued)
Netflix, Inc.(1)(2)	21,340	$ 8,057,984
Nintendo Co., Ltd.	22,400	930,786
Toho Co., Ltd.	14,100	481,030
Walt Disney Co. (The)(1)(2)	20,692	1,677,087
		$ 14,818,605
Financial Services — 1.7%
Berkshire Hathaway, Inc., Class B(1)(2)	8,108	$ 2,840,233
Fidelity National Information Services, Inc.(1)	31,670	1,750,401
M&G PLC	286,752	687,033
Mastercard, Inc., Class A(1)	14,997	5,937,462
ORIX Corp.	42,300	789,842
PayPal Holdings, Inc.(1)(2)	33,387	1,951,804
Visa, Inc., Class A(1)	7,797	1,793,388
		$ 15,750,163
Food Products — 3.1%
Kikkoman Corp.	3,300	$ 172,962
Mondelez International, Inc., Class A(1)	101,663	7,055,412
Nestle S.A.(1)	180,310	20,410,370
Nissin Foods Holdings Co., Ltd.	10,000	830,929
Toyo Suisan Kaisha, Ltd.	5,000	196,084
		$ 28,665,757
Gas Utilities — 0.1%
Italgas SpA	35,014	$ 179,140
Snam SpA	152,501	715,576
		$ 894,716
Ground Transportation — 0.6%
Canadian Pacific Kansas City, Ltd.(1)	8,498	$ 632,336
Central Japan Railway Co.	17,000	413,406
CSX Corp.(1)	117,095	3,600,671
East Japan Railway Co.	5,700	326,193
Keio Corp.	15,200	522,548
		$ 5,495,154
Health Care Equipment & Supplies — 1.5%
Abbott Laboratories(1)	68,052	$ 6,590,836
Boston Scientific Corp.(1)(2)	20,000	1,056,000
DENTSPLY SIRONA, Inc.(1)	37,759	1,289,848
EssilorLuxottica S.A.	5,248	912,867
Olympus Corp.	31,100	403,786
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Teleflex, Inc.(1)	6,010	$ 1,180,424
Terumo Corp.	112,600	2,980,617
		$ 14,414,378
Health Care Providers & Services — 1.5%
McKesson Corp.(1)	7,905	$ 3,437,489
UnitedHealth Group, Inc.(1)	20,230	10,199,764
		$ 13,637,253
Hotels, Restaurants & Leisure — 1.9%
Amadeus IT Group S.A.	24,489	$ 1,479,201
Booking Holdings, Inc.(1)(2)	2,430	7,493,998
Compass Group PLC	91,736	2,232,999
Entain PLC	135,886	1,541,194
Flutter Entertainment PLC(2)	6,119	995,600
InterContinental Hotels Group PLC	9,889	731,334
Yum! Brands, Inc.(1)	22,953	2,867,748
		$ 17,342,074
Household Durables — 0.9%
Casio Computer Co., Ltd.	63,200	$ 529,299
Nikon Corp.	35,000	368,616
PulteGroup, Inc.(1)	70,920	5,251,626
Sekisui Chemical Co., Ltd.	61,000	877,604
Sony Group Corp.	11,000	899,531
		$ 7,926,676
Household Products — 0.4%
Clorox Co. (The)(1)	9,542	$ 1,250,574
Henkel AG & Co. KGaA, PFC Shares	8,309	591,680
Procter & Gamble Co. (The)(1)	2,881	420,223
Reckitt Benckiser Group PLC	20,566	1,450,329
		$ 3,712,806
Industrial Conglomerates — 1.6%
Honeywell International, Inc.(1)	19,811	$ 3,659,884
Nisshinbo Holdings, Inc.	82,000	609,383
Siemens AG(1)	76,879	10,986,673
		$ 15,255,940
Insurance — 3.0%
Ageas S.A./NV	22,500	$ 926,694
Allianz SE(1)	55,814	13,282,399
Allstate Corp. (The)(1)	14,109	1,571,884
Chubb, Ltd.(1)	1,376	286,456
Cincinnati Financial Corp.(1)	5,091	520,758

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Insurance (continued)
Hannover Rueck SE	5,000	$ 1,097,094
Hartford Financial Services Group, Inc.(1)	14,283	1,012,807
Legal & General Group PLC	250,000	674,583
Lincoln National Corp.(1)	17,183	424,248
Marsh & McLennan Cos., Inc.(1)	18,342	3,490,483
MS&AD Insurance Group Holdings, Inc.	37,200	1,361,308
Principal Financial Group, Inc.(1)	17,247	1,242,991
Prudential PLC(1)	224,243	2,410,461
		$ 28,302,166
Interactive Media & Services — 5.0%
Alphabet, Inc., Class A(1)(2)	115,940	$ 15,171,908
Alphabet, Inc., Class C(1)(2)	113,763	14,999,652
Meta Platforms, Inc., Class A(1)(2)	56,352	16,917,434
		$ 47,088,994
IT Services — 0.6%
Capgemini SE(1)	23,097	$ 4,030,283
NTT Data Group Corp.	62,200	832,320
Obic Co., Ltd.	2,300	348,497
Otsuka Corp.	15,600	660,012
		$ 5,871,112
Leisure Products — 0.1%
Hasbro, Inc.(1)	6,865	$ 454,051
Yamaha Corp.	25,600	699,178
		$ 1,153,229
Life Sciences Tools & Services — 0.9%
Revvity, Inc.(1)	6,547	$ 724,753
Thermo Fisher Scientific, Inc.(1)	14,903	7,543,451
		$ 8,268,204
Machinery — 1.5%
Daimler Truck Holding AG	13,462	$ 466,112
Dover Corp.(1)	7,424	1,035,722
Ebara Corp.	25,500	1,193,067
FANUC Corp.	112,135	2,916,342
Kawasaki Heavy Industries, Ltd.	8,200	198,398
Komatsu, Ltd.	29,200	787,557
Makita Corp.	7,700	189,876
Mitsui E&S Co. Ltd.	69,200	268,254
Parker-Hannifin Corp.(1)	7,147	2,783,899
SMC Corp.	1,500	672,393
Snap-on, Inc.(1)	5,378	1,371,713
Security	Shares	Value
Machinery (continued)
Stanley Black & Decker, Inc.(1)	23,555	$ 1,968,727
Toyota Industries Corp.	6,400	503,779
		$ 14,355,839
Media — 0.5%
Comcast Corp., Class A(1)	96,531	$ 4,280,184
Hakuhodo DY Holdings, Inc.	20,900	171,674
		$ 4,451,858
Metals & Mining — 0.9%
Glencore PLC	948,599	$ 5,401,805
Rio Tinto PLC(1)	54,826	3,442,659
		$ 8,844,464
Multi-Utilities — 0.7%
CMS Energy Corp.(1)	90,509	$ 4,806,933
NiSource, Inc.(1)	42,420	1,046,926
Veolia Environnement S.A.	37,663	1,088,692
		$ 6,942,551
Oil, Gas & Consumable Fuels — 3.9%
APA Corp.(1)	25,465	$ 1,046,611
BP PLC	193,968	1,250,305
Chevron Corp.(1)	33,237	5,604,423
ConocoPhillips(1)	2,940	352,212
Devon Energy Corp.(1)	11,014	525,368
Idemitsu Kosan Co., Ltd.	6,200	142,136
Marathon Petroleum Corp.(1)	27,916	4,224,807
Phillips 66(1)	26,813	3,221,582
Shell PLC(1)	253,138	8,023,010
TotalEnergies SE(1)	181,770	11,951,254
		$ 36,341,708
Personal Care Products — 1.0%
Estee Lauder Cos., Inc. (The), Class A(1)	16,077	$ 2,323,931
Kao Corp.	28,554	1,058,354
Unilever PLC	128,549	6,358,906
		$ 9,741,191
Pharmaceuticals — 6.4%
Astellas Pharma, Inc.	175,700	$ 2,431,972
AstraZeneca PLC(1)	56,549	7,627,579
Bayer AG(1)	26,130	1,254,877
Chugai Pharmaceutical Co., Ltd.	105,900	3,265,325
Daiichi Sankyo Co., Ltd.	62,100	1,700,130
Eisai Co., Ltd.	14,646	811,736

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals (continued)
Eli Lilly & Co.(1)	13,232	$ 7,107,304
Johnson & Johnson(1)	13,558	2,111,659
Merck & Co., Inc.(1)	25,250	2,599,488
Novartis AG(1)	123,663	12,629,533
Pfizer, Inc.(1)	14,458	479,572
Roche Holding AG PC(1)	38,191	10,426,182
Sanofi(1)	63,182	6,784,183
UCB S.A.	9,177	751,681
		$ 59,981,221
Professional Services — 0.9%
Ceridian HCM Holding, Inc.(1)(2)	11,651	$ 790,520
Equifax, Inc.(1)	11,910	2,181,674
Experian PLC	79,133	2,588,248
Recruit Holdings Co., Ltd.	12,400	379,378
Robert Half, Inc.(1)	26,747	1,960,020
Wolters Kluwer NV	961	116,354
		$ 8,016,194
Real Estate Management & Development — 0.5%
CBRE Group, Inc., Class A(1)(2)	37,761	$ 2,789,027
Daito Trust Construction Co., Ltd.	5,500	579,335
Heiwa Real Estate Co., Ltd.	26,700	710,246
Sumitomo Realty & Development Co., Ltd.	13,600	353,077
		$ 4,431,685
Residential REITs — 0.1%
UNITE Group PLC (The)	75,723	$ 825,537
		$ 825,537
Semiconductors & Semiconductor Equipment — 9.3%
Advantest Corp.	107,200	$ 2,990,185
Analog Devices, Inc.(1)	25,340	4,436,781
ASML Holding NV(1)	25,161	14,813,539
Enphase Energy, Inc.(1)(2)	4,000	480,600
Infineon Technologies AG	85,739	2,839,739
Intel Corp.(1)	163,942	5,828,138
Lam Research Corp.(1)	864	541,529
Marvell Technology, Inc.(1)	82,514	4,466,483
Micron Technology, Inc.(1)	48,799	3,319,796
NVIDIA Corp.(1)	32,241	14,024,512
NXP Semiconductors NV(1)	40,985	8,193,721
ON Semiconductor Corp.(1)(2)	30,000	2,788,500
STMicroelectronics NV	35,000	1,509,307
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc.(1)	75,299	$ 11,973,294
Tokyo Electron, Ltd.	66,900	9,138,021
		$ 87,344,145
Software — 7.3%
Adobe, Inc.(1)(2)	19,153	$ 9,766,115
Crowdstrike Holdings, Inc., Class A(1)(2)	11,401	1,908,299
Dassault Systemes SE	40,765	1,514,111
Datadog, Inc., Class A(1)(2)	20,556	1,872,446
Microsoft Corp.(1)	152,708	48,217,551
Oracle Corp.(1)	34,518	3,656,147
Sage Group PLC (The)	46,259	556,676
Trend Micro, Inc.	14,897	563,901
		$ 68,055,246
Specialized REITs — 0.3%
American Tower Corp.(1)	17,793	$ 2,926,059
		$ 2,926,059
Specialty Retail — 2.1%
Fast Retailing Co., Ltd.	56,700	$ 12,350,123
Fnac Darty S.A.	922	22,583
Home Depot, Inc. (The)(1)	9,972	3,013,139
Lowe's Cos., Inc.(1)	19,382	4,028,355
USS Co., Ltd.	27,200	449,652
		$ 19,863,852
Technology Hardware, Storage & Peripherals — 5.8%
Apple, Inc.(1)	306,876	$ 52,540,240
Hewlett Packard Enterprise Co.(1)	64,216	1,115,432
HP, Inc.(1)	26,241	674,394
		$ 54,330,066
Textiles, Apparel & Luxury Goods — 2.7%
Kering S.A.(1)	7,414	$ 3,368,646
LVMH Moet Hennessy Louis Vuitton SE(1)	24,802	18,721,304
NIKE, Inc., Class B(1)	33,397	3,193,421
		$ 25,283,371
Tobacco — 0.4%
British American Tobacco PLC(1)	81,683	$ 2,564,738
Japan Tobacco, Inc.	34,000	782,274
		$ 3,347,012

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Trading Companies & Distributors — 0.7%
Ferguson PLC	20,627	$ 3,394,588
Mitsubishi Corp.	21,400	1,019,717
Sumitomo Corp.	96,700	1,929,930
		$ 6,344,235
Transportation Infrastructure — 0.1%
Aeroports de Paris S.A.	6,667	$ 786,247
		$ 786,247
Wireless Telecommunication Services — 1.0%
KDDI Corp.	113,000	$ 3,458,982
SoftBank Group Corp.	114,496	4,823,202
T-Mobile US, Inc.(1)(2)	5,440	761,872
		$ 9,044,056
Total Common Stocks (identified cost $312,921,971)		$934,058,993

Short-Term Investments — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(4)	1,046,382	$ 1,046,382
Total Short-Term Investments (identified cost $1,046,382)		$ 1,046,382
Total Investments — 99.9% (identified cost $313,968,353)		$935,105,375
Total Written Call Options — (0.2)% (premiums received $7,906,866)		$ (2,289,683)
Other Assets, Less Liabilities — 0.3%		$ 3,264,149
Net Assets — 100.0%		$936,079,841
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security (or a portion thereof) has been pledged as collateral for written options.
(2)	Non-income producing security.
(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At September 30, 2023, the aggregate value of these securities is $704,833 or 0.1% of the Fund's net assets.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2023.
Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	55.7%	$521,151,113
Japan	11.1	104,006,792
France	8.2	76,133,728
United Kingdom	7.5	70,435,065
Switzerland	5.3	49,811,909
Germany	5.2	48,589,006
Netherlands	3.9	36,752,516
Spain	1.0	9,685,547
Ireland	0.8	6,947,806
Italy	0.7	6,126,519
Belgium	0.3	3,092,969
Finland	0.2	1,740,069
Canada	0.1	632,336
Total Investments	100.0%	$935,105,375

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Written Call Options (Exchange-Traded) — (0.2)%
Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Dow Jones Euro Stoxx 50 Index	1,050	EUR	43,833,930	EUR	4,300	10/6/23	$ (33,905)
Dow Jones Euro Stoxx 50 Index	1,050	EUR	43,833,930	EUR	4,400	10/13/23	(19,633)
Dow Jones Euro Stoxx 50 Index	1,030	EUR	42,998,998	EUR	4,300	10/20/23	(175,460)
Dow Jones Euro Stoxx 50 Index	1,050	EUR	43,833,930	EUR	4,300	10/27/23	(267,537)
FTSE 100 Index	770	GBP	58,582,216	GBP	7,875	10/20/23	(140,164)
NASDAQ 100 Index	11	USD	16,186,764	USD	15,800	10/2/23	(28)
NASDAQ 100 Index	11	USD	16,186,764	USD	15,700	10/4/23	(330)
NASDAQ 100 Index	11	USD	16,186,764	USD	15,650	10/6/23	(1,155)
NASDAQ 100 Index	11	USD	16,186,764	USD	15,600	10/9/23	(2,393)
NASDAQ 100 Index	11	USD	16,186,764	USD	15,600	10/11/23	(5,225)
NASDAQ 100 Index	11	USD	16,186,764	USD	15,600	10/13/23	(9,570)
NASDAQ 100 Index	11	USD	16,186,764	USD	15,500	10/16/23	(19,360)
NASDAQ 100 Index	11	USD	16,186,764	USD	15,500	10/18/23	(26,455)
NASDAQ 100 Index	12	USD	17,658,288	USD	15,050	10/20/23	(162,480)
NASDAQ 100 Index	11	USD	16,186,764	USD	15,000	10/23/23	(185,460)
NASDAQ 100 Index	11	USD	16,186,764	USD	14,900	10/25/23	(256,630)
NASDAQ 100 Index	11	USD	16,186,764	USD	15,150	10/27/23	(176,165)
Nikkei 225 Index	450	JPY	14,335,929,000	JPY	33,500	10/13/23	(71,265)
S&P 500 Index	57	USD	24,441,885	USD	4,560	10/2/23	(143)
S&P 500 Index	57	USD	24,441,885	USD	4,530	10/4/23	(285)
S&P 500 Index	56	USD	24,013,080	USD	4,525	10/6/23	(420)
S&P 500 Index	56	USD	24,013,080	USD	4,530	10/9/23	(560)
S&P 500 Index	57	USD	24,441,885	USD	4,525	10/11/23	(1,425)
S&P 500 Index	57	USD	24,441,885	USD	4,535	10/13/23	(2,280)
S&P 500 Index	57	USD	24,441,885	USD	4,510	10/16/23	(6,412)
S&P 500 Index	57	USD	24,441,885	USD	4,510	10/18/23	(10,117)
S&P 500 Index	57	USD	24,441,885	USD	4,400	10/20/23	(116,280)
S&P 500 Index	58	USD	24,870,690	USD	4,390	10/23/23	(132,530)
S&P 500 Index	57	USD	24,441,885	USD	4,360	10/25/23	(230,850)
S&P 500 Index	57	USD	24,441,885	USD	4,390	10/27/23	(191,520)
SMI Index	390	CHF	42,757,650	CHF	11,400	10/20/23	(43,646)
Total							$(2,289,683)
Abbreviations:
PC	– Participation Certificate
PFC Shares	– Preference Shares
REITs	– Real Estate Investment Trusts
Currency Abbreviations:
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
JPY	– Japanese Yen
USD	– United States Dollar

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

At September 30, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.
Affiliated Investments
At September 30, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $1,046,382, which represents 0.1% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,376,597	$96,783,832	$(97,114,047)	$ —	$ —	$1,046,382	$125,508	1,046,382
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2023, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 65,537,839	$ 15,707,283	$ —	$ 81,245,122
Consumer Discretionary	73,322,129	70,327,941	—	143,650,070
Consumer Staples	30,542,918	42,418,333	—	72,961,251
Energy	14,975,003	21,366,705	—	36,341,708
Financials	45,637,388	56,625,233	—	102,262,621
Health Care	58,483,238	51,980,468	—	110,463,706
Industrials	27,629,996	59,407,225	—	87,037,221
Information Technology	186,490,719	50,603,833	—	237,094,552
Materials	6,972,846	28,659,499	—	35,632,345
Real Estate	5,715,086	2,468,195	—	8,183,281
Utilities	8,415,269	10,771,847	—	19,187,116
Total Common Stocks	$523,722,431	$410,336,562*	$ —	$934,058,993

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 1,046,382	$ —	$ —	$ 1,046,382
Total Investments	$524,768,813	$410,336,562	$ —	$935,105,375
Liability Description
Written Call Options	$ (1,538,073)	$ (751,610)	$ —	$ (2,289,683)
Total	$ (1,538,073)	$ (751,610)	$ —	$ (2,289,683)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.